LOANS RECEIVABLE FROM AFFILIATES (Tables)	12 Months Ended
Dec. 31, 2022
Receivables [Abstract]
Schedule of Loan Receivable Interest Income and Foreign Exchange Impact
The Company's Consolidated statement of income reflects the related interest income and foreign exchange impact on this loan receivable until its repayment on March 15, 2022, which were fully offset upon consolidation with corresponding amounts included in TC Energy’s proportionate share of Sur de Texas equity earnings as follows:

year ended December 31				Affected line item in the Consolidated statement of income
(millions of Canadian $)	2022	2021	2020

Interest income[1]	19	87	110	Interest income and other
Interest expense[2]	(19)	(87)	(110)	Income from equity investments
Foreign exchange losses[1]	(28)	(41)	(86)	Foreign exchange loss/(gain), net
Foreign exchange gains[1]	28	41	86	Income from equity investments
1Included in the Corporate segment.
2Included in the Mexico Natural Gas Pipelines segment.